Share based compensation (Details 5) - Restricted Stock Units	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of restricted stock units
Outstanding, beginning | shares	0
Granted | shares	1,200,000
Converted | shares	0
Forfeited | shares	0
Outstanding, ending | shares	1,200,000
Weighted average exercise price
Outstanding, beginning | $ / shares	$ .00
Granted | $ / shares	.45
Converted | $ / shares	.00
Forfeited | $ / shares	.00
Outstanding, ending | $ / shares	$ .79